CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS BALANCE SHEETS (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 6,660	$ 14,165	$ 4,254	$ 75
Due from Affiliates	20,333	11,630
Prepaid expenses and other current assets	671	397
Due from Related Parties, Current	0	0
Total current assets	27,664	26,192
Property, plant and equipment, net	145,941	146,867
Investments in and Advances to Affiliates, Amount of Equity	0	0
Marketable securities	234,249	234,930
Other assets, net	9,912	2,152
Total assets	417,766	410,141
Due to Affiliate	1,831	3,223
Accounts payable and accrued liabilities	7,176	1,498
Accounts payable - affiliates	0	0
Total current liabilities	9,007	4,721
Long-term Debt, Excluding Current Maturities	608,700	510,000
Total liabilities	617,707	514,721
Other Partners' Capital	0	15,713
Partners Equity	(199,941)	(104,580)
Total liabilities and equity	417,766	410,141
Guarantor Subsidiaries [Member]
Cash and cash equivalents	0	0	80	75
Due from Affiliates	20,333	11,630
Prepaid expenses and other current assets	185	173
Due from Related Parties, Current	67,544	24,393
Total current assets	88,062	36,196
Property, plant and equipment, net	145,941	146,867
Investments in and Advances to Affiliates, Amount of Equity	0	0
Marketable securities	0	0
Other assets, net	0	0
Total assets	234,003	183,063
Due to Affiliate	1,361	2,742
Accounts payable and accrued liabilities	61	528
Accounts payable - affiliates	736	245
Total current liabilities	2,158	3,515
Long-term Debt, Excluding Current Maturities	0	0
Total liabilities	2,158	3,515
Other Partners' Capital	231,845	179,548
Partners Equity	231,845	179,548
Total liabilities and equity	234,003	183,063
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	0	0	0	0
Due from Affiliates	0	0
Prepaid expenses and other current assets	0	0
Due from Related Parties, Current	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Investments in and Advances to Affiliates, Amount of Equity	0	0
Marketable securities	0	0
Other assets, net	0	0
Total assets	0	0
Due to Affiliate	0	0
Accounts payable and accrued liabilities	0	0
Accounts payable - affiliates	0	0
Total current liabilities	0	0
Long-term Debt, Excluding Current Maturities	0	0
Total liabilities	0	0
Other Partners' Capital	0	0
Partners Equity	0	0
Total liabilities and equity	0	0
Consolidation, Eliminations [Member]
Cash and cash equivalents	0	0	0	0
Due from Affiliates	0	0
Prepaid expenses and other current assets	0	0
Due from Related Parties, Current	(68,280)	(24,638)
Total current assets	(68,280)	(24,638)
Property, plant and equipment, net	0	0
Investments in and Advances to Affiliates, Amount of Equity	(231,845)	(163,835)
Marketable securities	0	0
Other assets, net	0	0
Total assets	(300,125)	(188,473)
Due to Affiliate	0	0
Accounts payable and accrued liabilities	0	0
Accounts payable - affiliates	(68,280)	(24,638)
Total current liabilities	(68,280)	(24,638)
Long-term Debt, Excluding Current Maturities	0	0
Total liabilities	(68,280)	(24,638)
Other Partners' Capital	(231,845)	(163,835)
Partners Equity	(231,845)	(163,835)
Total liabilities and equity	(300,125)	(188,473)
Subsidiary Issuer [Member]
Cash and cash equivalents	6,660	14,165	$ 4,174	$ 0
Due from Affiliates	0	0
Prepaid expenses and other current assets	486	224
Due from Related Parties, Current	736	245
Total current assets	7,882	14,634
Property, plant and equipment, net	0	0
Investments in and Advances to Affiliates, Amount of Equity	231,845	163,835
Marketable securities	234,249	234,930
Other assets, net	9,912	2,152
Total assets	483,888	415,551
Due to Affiliate	470	481
Accounts payable and accrued liabilities	7,115	970
Accounts payable - affiliates	67,544	24,393
Total current liabilities	75,129	25,844
Long-term Debt, Excluding Current Maturities	608,700	510,000
Total liabilities	683,829	535,844
Other Partners' Capital	0	0
Partners Equity	(199,941)	(120,293)
Total liabilities and equity	483,888	415,551
Subordinated Units [Member]
Partners Equity	(282,383)	(288,875)
Subordinated Units [Member] | Guarantor Subsidiaries [Member]
Partners Equity	0	0
Subordinated Units [Member] | Non-Guarantor Subsidiaries [Member]
Partners Equity	0	0
Subordinated Units [Member] | Consolidation, Eliminations [Member]
Partners Equity	0	0
Subordinated Units [Member] | PBF LLC [Member]
Partners Equity	(282,383)	(288,875)
Subordinated Units [Member] | Subsidiary Issuer [Member]
Partners Equity	(282,383)	(288,875)
Incentive Distribution Rights [Member] | Guarantor Subsidiaries [Member]
Partners Equity	0
Incentive Distribution Rights [Member] | Non-Guarantor Subsidiaries [Member]
Partners Equity	0
Incentive Distribution Rights [Member] | Consolidation, Eliminations [Member]
Partners Equity	0
Incentive Distribution Rights [Member] | PBF LLC [Member]
Partners Equity	(30)	0
Incentive Distribution Rights [Member] | Subsidiary Issuer [Member]
Partners Equity	(30)
Limited Partner, Public [Member] | Common Units [Member]
Partners Equity	332,786	336,369
Limited Partner, Public [Member] | Common Units [Member] | Guarantor Subsidiaries [Member]
Partners Equity	0	0
Limited Partner, Public [Member] | Common Units [Member] | Non-Guarantor Subsidiaries [Member]
Partners Equity	0	0
Limited Partner, Public [Member] | Common Units [Member] | Consolidation, Eliminations [Member]
Partners Equity	0	0
Limited Partner, Public [Member] | Common Units [Member] | PBF LLC [Member]
Partners Equity		336,369
Limited Partner, Public [Member] | Common Units [Member] | Subsidiary Issuer [Member]
Partners Equity	332,786	336,369
Limited Partner, Affiliate [Member] | Common Units [Member]
Partners Equity	(250,314)	(167,787)
Limited Partner, Affiliate [Member] | Common Units [Member] | Guarantor Subsidiaries [Member]
Partners Equity		0
Limited Partner, Affiliate [Member] | Common Units [Member] | Non-Guarantor Subsidiaries [Member]
Partners Equity	0	0
Limited Partner, Affiliate [Member] | Common Units [Member] | Consolidation, Eliminations [Member]
Partners Equity	0	0
Limited Partner, Affiliate [Member] | Common Units [Member] | PBF LLC [Member]
Partners Equity	(250,314)	(167,787)
Limited Partner, Affiliate [Member] | Common Units [Member] | Subsidiary Issuer [Member]
Partners Equity	(250,314)	(167,787)
Limited Partner, Affiliate [Member] | Subordinated Units [Member] | PBF LLC [Member]
Partners Equity	$ (282,383)	$ (288,875)